United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: Quarter ended 09/30/2011

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 90.3%
		Basic Industry - Chemicals – 4.3%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	16,391
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	662,145
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	283,236
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	122,502
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	95,095
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	173,275
		TOTAL	1,352,644
		Basic Industry - Metals & Mining – 6.8%
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	138,814
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	224,441
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	537,686
310,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	269,246
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	82,069
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	149,900
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	124,475
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	230,888
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	200,375
100,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	99,250
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	110,750
		TOTAL	2,167,894
		Basic Industry - Paper – 2.0%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	284,696
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	141,512
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	100,182
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	110,737
		TOTAL	637,127
		Capital Goods - Aerospace & Defense – 0.3%
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	88,732
		Capital Goods - Building Materials – 1.2%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	101,812
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	29,250
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	233,193
		TOTAL	364,255
		Capital Goods - Diversified Manufacturing – 0.6%
30,000		Harsco Corp., 5.75%, 5/15/2018	34,770
50,000		Textron Financial Corp., 5.40%, 4/28/2013	51,335
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	104,040
		TOTAL	190,145
		Capital Goods - Packaging – 0.8%
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	251,339
		Communications - Media & Cable – 5.8%
225,000		Comcast Corp., 7.05%, 3/15/2033	275,164
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	117,390
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	53,521
260,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	275,813

Principal Amount or Shares			Value
$245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	272,227
40,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	39,159
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	101,057
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	526,104
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	63,823
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	111,002
		TOTAL	1,835,260
		Communications - Media Noncable – 1.8%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	111,062
50,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	57,125
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	114,226
150,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	164,018
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	107,343
		TOTAL	553,774
		Communications - Telecom Wireless – 0.0%
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,093
		Communications - Telecom Wirelines – 3.3%
300,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	278,881
250,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	232,368
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	98,662
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	121,332
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	266,854
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	40,490
		TOTAL	1,038,587
		Consumer Cyclical - Automotive – 1.9%
50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	63,500
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	54,835
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	233,343
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	182,464
80,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	78,286
		TOTAL	612,428
		Consumer Cyclical - Entertainment – 2.7%
150,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	164,495
150,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	166,851
250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	290,158
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	223,120
		TOTAL	844,624
		Consumer Cyclical - Lodging – 1.3%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	274,353
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	20,131
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	130,968
		TOTAL	425,452
		Consumer Cyclical - Retailers – 0.8%
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	73,500
130,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	120,900
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	62,402
		TOTAL	256,802
		Consumer Non-Cyclical - Food/Beverage – 1.6%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	91,346

Principal Amount or Shares			Value
$300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	368,990
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	60,513
		TOTAL	520,849
		Consumer Non-Cyclical - Health Care – 0.1%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	41,980
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	40,284
		Consumer Non-Cyclical - Supermarkets – 0.8%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	131,240
100,000		Kroger Co., Note, 6.80%, 12/15/2018	123,673
		TOTAL	254,913
		Consumer Non-Cyclical - Tobacco – 2.1%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	546,347
100,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	106,718
		TOTAL	653,065
		Energy - Independent – 3.9%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	138,621
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	52,136
400,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	420,731
190,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	200,390
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	263,141
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	97,781
50,046	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	50,734
		TOTAL	1,223,534
		Energy - Integrated – 2.0%
100,000		Hess Corp., 7.00%, 2/15/2014	112,224
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	122,100
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	102,018
280,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	292,600
		TOTAL	628,942
		Energy - Oil Field Services – 1.5%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	36,108
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	127,253
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	97,591
50,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	49,895
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	162,514
		TOTAL	473,361
		Energy - Refining – 1.5%
150,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	162,533
250,000		Valero Energy Corp., 9.375%, 3/15/2019	322,283
		TOTAL	484,816
		Financial Institution - Banking – 7.2%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	208,438
30,000		Capital One Capital IV, 6.745%, 2/17/2037	28,800
170,000		Capital One Capital V, 10.25%, 8/15/2039	173,612
150,000		Capital One Capital VI, 8.875%, 5/15/2040	153,246
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	267,686
270,000		City National Corp., Note, 5.25%, 9/15/2020	268,429
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	314,152

Principal Amount or Shares			Value
$110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	114,549
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	45,412
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	358,068
290,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	288,015
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	61,302
		TOTAL	2,281,709
		Financial Institution - Brokerage – 2.2%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	193,039
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	11,442
75,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	78,075
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	155,657
250,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	256,857
		TOTAL	695,070
		Financial Institution - Finance Noncaptive – 1.8%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	83,500
480,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	427,298
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	67,321
		TOTAL	578,119
		Financial Institution - Insurance - Life – 5.1%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	84,494
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	97,676
250,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	254,604
50,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	53,261
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	215,308
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	126,500
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	61,455
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	178,611
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	211,830
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	320,400
		TOTAL	1,604,139
		Financial Institution - Insurance - P&C – 2.0%
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	51,531
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	55,520
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	83,634
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	57,192
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	130,315
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	241,609
		TOTAL	619,801
		Financial Institution - REITs – 2.9%
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	110,503
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	240,568
230,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	229,011
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	214,047
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	123,983
		TOTAL	918,112
		Technology – 1.1%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	119,316
120,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	139,800
30,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	32,420

Principal Amount or Shares			Value
$60,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	60,212
		TOTAL	351,748
		Transportation - Airlines – 0.3%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	89,707
		Transportation - Railroads – 1.4%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	82,458
100,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	106,138
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	129,442
125,000		Union Pacific Corp., 4.875%, 1/15/2015	136,179
		TOTAL	454,217
		Transportation - Services – 0.8%
180,000		Ryder System, Inc., Sr. Unsecd. Note, 7.20%, 9/1/2015	212,037
45,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	46,756
		TOTAL	258,793
		Utility - Electric – 9.5%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	269,094
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	78,964
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	117,191
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	67,001
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	172,518
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	116,354
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	60,101
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,033
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	466,620
54,769	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	61,150
160,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	171,973
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	288,204
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	60,021
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, 5.375%, 5/1/2021	213,738
130,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	131,926
200,000		PSEG Power LLC, Company Guarantee, 5.125%, 4/15/2020	218,149
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	37,431
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	90,095
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	259,137
100,000		Union Electric Co., 6.00%, 4/1/2018	119,368
		TOTAL	3,005,068
		Utility - Natural Gas Distributor – 1.8%
250,000		Atmos Energy Corp., 4.95%, 10/15/2014	274,519
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	26,303
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	45,147
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	146,224
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	87,725
		TOTAL	579,918
		Utility - Natural Gas Pipelines – 7.0%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	82,573
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	79,443
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	81,777
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	51,318
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	220,448

Principal Amount or Shares			Value
$415,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	485,934
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	321,226
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	396,669
100,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	111,862
120,000		Williams Partners LP, 5.25%, 3/15/2020	129,461
260,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	258,838
		TOTAL	2,219,549
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,940,163)	28,601,850
		Governments/Agencies – 6.8%
		Sovereign – 6.8%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	644,400
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	228,100
250,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	254,685
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	329,850
190,000		Peru, Government of, 6.55%, 3/14/2037	219,450
206,000		United Mexican States, 6.75%, 9/27/2034	254,367
210,000		United Mexican States, Note, 5.625%, 1/15/2017	236,095
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,070,201)	2,166,947
		U.S. Treasury – 1.3%
400,000	[3]	United States Treasury Note, 2.125%, 8/15/2021 (IDENTIFIED COST $404,638)	407,844
		MUTUAL FUND – 1.0%
302,538	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17% (AT NET ASSET VALUE)	302,538
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $29,717,540)[6]	31,479,179
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[7]	193,947
		TOTAL NET ASSETS — 100%	$31,673,126

At September 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8] U.S. Treasury Bond 30-Year Long Futures	5	$713,125	December 2011	$8,270
[8] U.S. Treasury Notes 5-Year Short Futures	5	$612,422	December 2011	$771
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$9,041

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $2,901,249, which represented 9.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $2,901,249, which represented 9.2% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	At September 30, 2011, the cost of investments for federal tax purposes was $29,717,540. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,761,639. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,143,743 and net unrealized depreciation from investments for those securities having an excess of cost over value of $382,104.

7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$28,601,850	$ —	$28,601,850
Government/Agencies	—	2,166,947	—	2,166,947
U.S. Treasury	—	407,844	—	407,844
Mutual Fund	302,538	—	—	302,538
TOTAL SECURITIES	$302,538	$31,176,641	$ —	$31,479,179
OTHER FINANCIAL INSTRUMENTS*	$9,041	$ —	$ —	$9,041
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	— Real Estate Investment Trust

Federated High-Yield Strategy Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Shares			Value
		MUTUAL FUND – 99.4%
948,191	[1]	High Yield Bond Portfolio	5,783,967
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $6,247,618)[2]	5,783,967
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[3]	35,679
		TOTAL NET ASSETS — 100%	$5,819,646
1	Affiliated holding.
2	At September 30, 2011, the cost of investments for federal tax purposes was $6,247,618. The net unrealized depreciation of investments for federal tax purposes was $463,651. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $463,651.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
1

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated holding offered only to registered investment companies and other accredited investors.

2

Federated Mortgage Strategy Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Shares			Value
		MUTUAL FUND – 100.0%
3,650,829	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $36,827,591)	37,311,469
		Repurchase Agreement – 0.2%
51,000		Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433. (AT COST)	51,000
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $36,878,591)[2]	37,362,469
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[3]	(60,362)
		TOTAL NET ASSETS — 100%	$37,302,107
1	Affiliated holding.
2	At September 30, 2011, the cost of investments for federal tax purposes was $36,878,591. The net unrealized appreciation of investments for federal tax purposes was $483,878. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $483,878.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
1

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Fund[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Fund	$37,311,469	$ —	$ —	$37,311,469
Repurchase Agreement	—	51,000	—	51,000
TOTAL SECURITIES	$37,311,469	$51,000	$ —	$37,362,469
1	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 17, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date November 17, 2011